Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,738,913)	$ (6,262,772)	$ (17,106,497)	$ (1,235,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	335,571	228,294	655,267	163,248
Stock-based compensation gain	(152,381)	(1,461,637)	(2,120,111)	3,578,707
Deferred income tax benefit		(1,513,672)	(1,038,359)	(536,862)
Amortization of debt discount and other	6,994,167	4,877,643	12,231,501	18,647
Gain on extinguishment of debt	(350,320)	(1,040,400)	(1,040,400)
Impairment loss on assets			2,331,554
Impairment loss on intangible assets	154,182
Bad debt expense	107,800
Unrealized gain (loss) on investments	6,669,760	(1,778,789)
(Gain) loss on investments and other assets			(3,663,940)	114,599
Non-cash consulting expense			632,877
Provision for obsolete inventory	433,714		635,137	1,095,068
Changes in operating assets and liabilities:
Accounts receivable	(182,343)	(24,398)	(163,599)	2,562,491
Inventory	514,591	(3,455,082)	(2,579,581)	1,235,523
Other current assets	422,894	1,797,008	1,098,003	(1,348,655)
Other assets	(153,324)	(1,810)
Security deposits			(459)	(20,967)
Accounts payable	762,392	(126,488)	(304,637)	524,124
Income taxes payable	(577,235)	921,641	(2,110,592)	(714,692)
Lease liability	17,541	(21,946)	(19,073)	2,617
Accrued and other liabilities	(694,905)	(2,297,788)	(2,663,745)	(7,005,797)
Net Cash Used in Operating Activities	(5,436,809)	(10,160,196)	(15,226,654)	(1,566,970)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property and equipment and other assets	(1,352,792)	(209,997)	(9,331,967)	(914,336)
Payments for intangible assets				(190,151)
Issuance of notes receivable	(241,942)		(579,790)	(204,879)
Purchase of marketable securities	(9,510,000)
Collection of notes receivable		(41,682)	5,000	113,727
Cash paid for asset purchase	(400,000)	(2,937,000)
Payment for acquisition of nonconsolidated interests			(2,937,000)
Net Cash Used in Investing Activities	(11,504,734)	(3,188,679)	(12,843,757)	(1,195,639)
CASH FLOWS FROM FINANCING ACTIVITIES:
Retirement of loan	(3,348,811)
Common stock received on litigation settlement	(1,046,254)
Proceeds from issuance of common stock		34,625	3,078,607	3,023,390
Repayments of convertible notes payable			(100,000)
Proceeds from convertible notes		30,000,000	30,000,000
Net proceeds from issuance of promissory notes	10,922,329			1,040,400
Repurchase of common stock				(899,500)
Net Cash Provided by Financing Activities	6,527,264	30,034,625	32,978,607	3,164,290
IMPACT OF CURRENCY RATE CHANGES ON CASH	(150,122)	11,124	(29,339)
Increase (decrease) in cash and cash equivalents	(10,564,401)	16,696,874	4,878,857	401,681
Cash and cash equivalents, beginning of period	17,023,266	12,144,409	12,144,409	11,742,728
Cash and cash equivalents, end of period	6,458,865	28,841,283	17,023,266	12,144,409
Supplemental cash flow information
Cash paid for interest	127,790	32,435	52,541	5,071
Cash paid for income taxes		45,312	47,489	828,233
Supplemented disclosure of non-cash investing and financing activities:
Related party loan fees, consulting fees, and interest obligations settled with shares of common stock			8,900,000
Stock issued for financing fees and prepaid interest on debt		5,400,000
Investment origination fee collected in shares of investee stock		$ 500,000	500,000
Right-of-use assets obtained in exchange for operating lease liability			523,998	164,970
Settlement obligation satisfied with shares of common stock				$ 400,000